Segment reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment reporting
Schedule of reportable segments for purposes of assessing performance

	For the three months ended June 30,
	2020			2019
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$180.8	$14.6	$195.4	$142.9	$27.6	$170.5

Income/(expenses)
Costs of sales	$27.0	$1.0	$28.0	$25.6	$1.8	$27.4
Depletion and depreciation	42.1	9.8	51.9	46.7	11.4	58.1
Segment gross profit	$111.7	$3.8	$115.5	$70.6	$14.4	$85.0

	For the six months ended June 30,
	2020			2019
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$394.8	$41.1	$435.9	$301.9	$48.4	$350.3

Income/(expenses)
Costs of sales	$68.5	$3.1	$71.6	$56.6	$3.2	$59.8
Depletion and depreciation	94.0	21.5	115.5	97.3	20.8	118.1
Segment gross profit	$232.3	$16.5	$248.8	$148.0	$24.4	$172.4

For the six months ended June 30, 2020, there were $1.2 million (H1/2019 - $1.7 million) of depreciation expenses on corporate assets.

A reconciliation of total segment gross profit to consolidated net (loss) income before income taxes is presented below:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Total segment gross profit	$115.5	$85.0	$248.8	$172.4

Other operating (income)/expenses
Impairment of royalty, stream and working interests	$—	$—	$271.7	$—
General and administrative expenses	11.7	5.6	17.9	12.5
Gain on sale of bullion	(2.4)	(0.4)	(4.4)	(0.8)
Depreciation	0.4	0.8	1.2	1.7
Foreign exchange (gain) loss and other (income) expenses	0.1	—	0.2	—
Income before finance items and income taxes	$105.7	$79.0	$(37.8)	$159.0

Finance items
Finance income	$1.0	$1.2	$1.9	$1.9
Finance expenses	(0.8)	(2.5)	(1.9)	(5.0)
Net income before income taxes	$105.9	$77.7	$(37.8)	$155.9